Property, Plant and Equipment (Table)	12 Months Ended
Dec. 31, 2013
Disclosure Text Block
Property, plant and equipment
December 31,	Useful Lives (Years)	2013	2012
(Dollars in thousands)
Land	N/A	$36,266	$33,947
Buildings	20	304,272	341,852
Leasehold and land improvements	1-30	1,197,520	1,188,720
Cell site equipment	6-25	3,306,575	3,100,916
Switching equipment	1-8	1,161,976	1,155,114
Office furniture and equipment	3-5	539,248	535,656
Other operating assets and equipment	5-25	92,456	128,290
System development	3-7	962,698	631,184
Work in process	N/A	116,501	362,749
		7,717,512	7,478,428
Accumulated depreciation and amortization		(4,860,992)	(4,455,840)
		$2,856,520	$3,022,588